Remuneration of Directors and Senior Management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-management directors
Disclosure of transactions between related parties [line items]
Fees earned and salary	$ 3	$ 2	$ 2
Senior management
Disclosure of transactions between related parties [line items]
Fees earned and salary	2	2	2
Common stock option based awards	13	12	10
Annual incentive plans	5	5	6
Long-term incentive plans	19	18	19
Total	$ 39	$ 37	$ 37